HSBC U.S. Government Money Market Fund

HSBC FUNDS

Intermediary Shares and Intermediary Service Shares of the
HSBC U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated December 22, 2017
to the Prospectus dated February 28, 2017 (as supplemented from time to time)
(the “Prospectus”)

The Board of Trustees of HSBC Funds, at the recommendation of HSBC Global Asset Management (USA), Inc., recently approved an amendment to add the Intermediary and Intermediary Service Shares of the Funds to the current expense limitation agreement (the “Amendment”). The Amendment, in effect, will contractually reduce the total annual operating expenses of the Intermediary and Intermediary Service Shares of the Funds. As a result, effective immediately, the following changes are being made to the Prospectus:

The following replaces in its entirety the “Fees and Expenses of the Fund” table and its related footnotes in the “HSBC U.S. Government Money Market Fund—Summary Section” of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class D	Class E
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	4.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)	Class A	Class B	Class C*	Class D	Class E*
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.75%	0.75%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.10%
Other Operating Expenses	0.16%	0.16%	0.16%	0.16%	0.06%
Total Other Expenses	0.56%	0.41%	0.41%	0.41%	0.16%
Total Annual Fund Operating Expenses**	0.66%	1.26%	1.26%	0.51%	0.26%
Fee Waiver and/or Expense Reimbursement***	-	-	-	-	0.01%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	0.66%	1.26%	1.26%	0.51%	0.25%

Shareholder Fees		Intermediary	Intermediary
(fees paid directly from your investment)	Class I	Class	Service Class	Class Y
Maximum Sales Charge (load) Imposed on Purchases
(as a % of offering price)	None	None	None	None
Maximum Deferred Sales Charge (load)
(as a % of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay		Intermediary	Intermediary
each year as a percentage of the value of your investment)	Class I	Class*	Service Class*	Class Y
Management Fee	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	0.00%	0.00%	0.00%	0.00%
Other Expenses:
Shareholder Servicing Fee	0.00%	0.05%	0.10%	0.00%
Other Operating Expenses	0.06%	0.16%	0.16%	0.16%
Total Other Expenses	0.06%	0.21%	0.26%	0.16%
Total Annual Fund Operating Expenses**	0.16%	0.31%	0.36%	0.26%
Fee Waiver and/or Expense Reimbursement***	-	0.13%	0.16%	-
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	0.16%	0.18%	0.20%	0.26%

*	During the Fund’s prior fiscal year, Class C Shares were not operational, and Class E Shares, Intermediary Shares and Intermediary Service Shares were operational only for a portion of the period. Therefore, these amounts have been estimated.
**	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
***	HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.18%, and 0.20% for Class E Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018 for Class E Shares and until March 1, 2019 for Intermediary Shares and Intermediary Service Shares. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees

The following replaces in its entirety the “HSBC U.S. Government Money Market Fund—Summary Section—Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Expense Limitation Agreement into account until its expiration on March 1, 2018 with respect to Class E Shares and March 1, 2019 with respect to Intermediary Shares and Intermediary Service Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$67	$211	$368	$822
Class B Shares	$528	$600	$692	$1,205
Class C Shares	$228	$400	$692	$1,133
Class D Shares	$52	$164	$285	$640
Class E Shares	$26	$83	$145	$330
Class I Shares	$16	$52	$90	$205
Intermediary Shares	$18	$87	$161	$380
Intermediary Service Shares	$20	$99	$186	$440
Class Y Shares	$27	$84	$146	$331

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class B Shares	$128	$400	$692	$1,205
Class C Shares	$128	$400	$692	$1,133

The following replaces in its entirety the footnote to the table in the “The Investment Adviser” section of the Prospectus:

*	The Adviser has entered into a contractual expense limitation agreement with each Fund (“Expense Limitation Agreement”) under which it will limit the total expenses of each Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies) to an annual rate of 0.25%, 0.20%, 0.18%, and 0.20% for Class E Shares, Class I Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Funds to the Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitations shall be in effect until March 1, 2018 for Class E Shares and Class I Shares and until March 1, 2019 for Intermediary Shares and Intermediary Service Shares. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Agreement between the Trust and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust’s Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
FUTURE REFERENCE.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - HSBC U.S. Government Money Market Fund	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Intermediary Class Shares	Intermediary Service Class Shares	Class Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HSBC U.S. Government Money Market Fund		Class A Shares	Class B Shares	Class C Shares [1]	Class D Shares	Class E Shares [1]	Class I Shares	Intermediary Class Shares [1]	Intermediary Service Class Shares [1]	Class Y Shares
Management Fee		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee		none	0.75%	0.75%	none	none	none	none	none	none
Shareholder Servicing Fee		0.40%	0.25%	0.25%	0.25%	0.10%	none	0.05%	0.10%	none
Other Operating Expenses		0.16%	0.16%	0.16%	0.16%	0.06%	0.06%	0.16%	0.16%	0.16%
Total Other Expenses		0.56%	0.41%	0.41%	0.41%	0.16%	0.06%	0.21%	0.26%	0.16%
Total Annual Fund Operating Expenses	[2]	0.66%	1.26%	1.26%	0.51%	0.26%	0.16%	0.31%	0.36%	0.26%
Fee Waiver and/or Expense Reimbursement	[3]					0.01%		0.13%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.66%	1.26%	1.26%	0.51%	0.25%	0.16%	0.18%	0.20%	0.26%
[1]	During the Fund's prior fiscal year, Class C Shares were not operational, and Class E Shares, Intermediary Shares and Intermediary Service Shares were operational only for a portion of the period. Therefore, these amounts have been estimated.
[2]	The Total Annual Fund Operating Expenses have been restated to reflect current expenses.
[3]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 0.25%, 0.18%, and 0.20% for Class E Shares, Intermediary Shares, and Intermediary Service Shares, respectively. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2018 for Class E Shares and until March 1, 2019 for Intermediary Shares and Intermediary Service Shares. The Expense Limitation Agreement shall terminate upon the termination of the Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust's Board of Trustees

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Expense Limitation Agreement into account until its expiration on March 1, 2018 with respect to Class E Shares and March 1, 2019 with respect to Intermediary Shares and Intermediary Service Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - HSBC U.S. Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	67	211	368	822
Class B Shares	528	600	692	1,205
Class C Shares	228	400	692	1,133
Class D Shares	52	164	285	640
Class E Shares	26	83	145	330
Class I Shares	16	52	90	205
Intermediary Class Shares	18	87	161	380
Intermediary Service Class Shares	20	99	186	440
Class Y Shares	27	84	146	331

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - HSBC U.S. Government Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class B Shares	128	400	692	1,205
Class C Shares	128	400	692	1,133